Note 9 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel/Hull	Participation % December 31, 2017	Date Established /Acquired

Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Talos	40%	December 23, 2013
Schofield Maritime Co.	Taurus	40%	December 23, 2013
Fairbank Maritime Co.	Theseus	40%	December 23, 2013
Platt Maritime Co.	Polar Argentina (ex . Hull YZJ1206 )	49%	May 18, 2015
Sykes Maritime Co.	Hull YZJ1207	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2016	December 31, 2017
Non-current assets	$952,458	$1,069,449
Current assets	35,993	62,170
Total assets	$988,451	$1,131,619

Current liabilities	$39,428	$55,455
	Years ended December 31,
	2016	2017
Voyage revenue	45,887	123,228
Net income	$736	$9,495